Pension and other post-retirement benefits - Weighted-average assumptions (Details 5) - International - Defined benefit pension plans	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		100.00%	100.00%
Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	100.00%
Cash and cash equivalents
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.90%	5.80%
Cash and cash equivalents | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.30%
Debt securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		90.60%	85.00%
Debt securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	93.70%
Equity securities
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		3.60%	3.80%
Equity securities | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.20%
Real estate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.70%	0.80%
Real estate | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	0.60%
Alternative investments
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		0.20%	2.20%
Alternative investments | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	1.20%
Insurance
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)		2.00%	2.40%
Insurance | Forecast/Estimate
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)	2.00%